Inocme Tax - Schdeule of Effective Income Tax (Details) (Parenthetical)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Statutory U.S. Federal income tax rate	42.80%	41.00%